Financial Assets and Liabilities - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Borrowings [abstract]
Royalty funding liabilities	€ 287,800
Borrowings (excluding lease liabilities)	935,028
Lease liabilities	116,659
Trade payables, accrued expenses and other liabilities	79,649
Total financial liabilities	1,127,060	€ 1,103,991
Total financial liabilities	1,131,336
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Convertible senior notes	426,241	458,207
Royalty funding liabilities	287,760	305,379
Borrowings (excluding lease liabilities)	714,001
Lease liabilities	99,649	93,030
Trade payables, accrued expenses and other liabilities	79,649
Other liabilities (excluding indirect tax, and employee related payables)	1,048	€ 311
Total financial liabilities	893,299
Within 1 year [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	54,946
Lease liabilities	15,828
Trade payables, accrued expenses and other liabilities	79,649
Total financial liabilities	150,423
Within 1 to 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	880,082
Lease liabilities	62,323
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	942,405
After 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	0
Lease liabilities	38,508
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	€ 38,508